Quarterly Holdings Report
for
Fidelity® SAI Real Estate Income Fund
April 30, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SRI-NPRT3-0626
1.9922169.100
Asset-Backed Securities - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
CNSL Series 2025-4A Class C, 8.098% 12/20/2055 (h)	2,500,000	2,566,086
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (h)	2,257,000	2,365,072
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (h)	885,628	861,088
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (h)	2,027,200	1,831,298
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (h)	8,911,356	8,806,000
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (h)	3,126,840	2,897,190
Lmdv Issuer CO LLC Series 2025-1A Class C, 7.88% 12/15/2055 (h)	1,773,000	1,789,516
MetroNet Infrastructure Issuer LLC Series 2026-1A Class C, 7.1% 4/20/2056 (h)	3,547,000	3,569,102
Retained Vantage Data Centers Issuer LLC / Vantage Data Centers CDA Ltd Series 2024-1A Class B, 5.775% 9/15/2049 (h)	3,273,000	3,144,509
Switch ABS Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (h)	2,579,000	2,629,447
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (h)	967,000	961,178
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (h)	645,000	645,723
TOTAL UNITED STATES		32,066,209
TOTAL ASSET-BACKED SECURITIES (Cost $32,067,264)		32,066,209

Bank Loan Obligations - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Uniti Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6522% 10/6/2032 (c)(d)(e)	3,135,000	3,135,000
Wireless Telecommunication Services - 0.4%
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.41% 1/25/2031 (c)(d)(e)	8,195,000	8,228,272
TOTAL COMMUNICATION SERVICES		11,363,272
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9022% 2/6/2031 (c)(d)(e)	1,400,000	1,353,632
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6522% 8/2/2028 (c)(d)(e)	215,000	215,120
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6579% 1/17/2031 (c)(d)(e)	1,265,000	1,265,064
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4043% 11/8/2030 (c)(d)(e)	4,355,000	4,373,291
TOTAL CONSUMER DISCRETIONARY		7,207,107
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4496% 12/31/2032 (c)(d)(e)	3,185,000	3,182,420
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 0% (c)(d)(e)(f)	3,175,000	2,043,589
TOTAL ENERGY		5,226,009
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1522% 1/31/2030 (c)(d)(e)	715,000	717,681
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4022% 1/31/2030 (c)(d)(e)	625,000	626,562
TOTAL REAL ESTATE		1,344,243
TOTAL UNITED STATES		25,140,631
TOTAL BANK LOAN OBLIGATIONS (Cost $25,143,092)		25,140,631

Commercial Mortgage Securities - 18.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 18.8%
Ares Trust 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.2047% 4/15/2042 (d)(e)(h)	2,257,000	2,259,821
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.906% 7/15/2049 (e)	977,000	943,829
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (h)	3,667,000	1,760,653
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (e)(h)(i)	645,000	390,046
BANK Series 2021-BN38 Class C, 3.2182% 12/15/2064 (e)	1,130,000	932,003
BANK Series 2022-BNK41 Class C, 3.7892% 4/15/2065 (e)	1,429,000	1,255,841
BANK Series 2022-BNK42 Class C, 4.7228% 6/15/2055 (e)	2,096,000	1,876,854
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (h)	645,000	466,862
BANK Series 2022-BNK44 Class AS, 5.7433% 11/15/2055 (e)	1,612,000	1,643,145
BANK Series 2023-5YR3 Class AS, 7.3151% 9/15/2056 (e)	484,000	510,009
BANK Series 2023-5YR3 Class B, 7.3151% 9/15/2056 (e)	645,000	675,018
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	454,000	472,772
BANK Series 2023-BNK46 Class AS, 6.385% 8/15/2056	1,612,000	1,691,902
BANK Series 2025-BNK51 Class B, 5.895% 12/25/2067 (e)	1,290,000	1,301,060
BBCMS Mortgage Trust Series 2020-C6 Class C, 3.045% 2/15/2053	364,000	300,820
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5862% 4/15/2053 (e)	666,000	568,082
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (e)	1,693,000	1,414,881
BBCMS Mortgage Trust Series 2022-C17 Class C, 5.45% 9/15/2055	645,000	606,734
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (h)	645,000	475,878
BBCMS Mortgage Trust Series 2023-5C23 Class AS, 7.4149% 12/15/2056 (e)	806,000	848,264
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2962% 9/15/2056 (e)	2,257,000	2,393,601
BBCMS Mortgage Trust Series 2023-C21 Class B, 6.2962% 9/15/2056 (e)	2,257,000	2,320,093
BBCMS Mortgage Trust Series 2023-C22 Class AS, 7.1224% 11/15/2056 (e)	3,224,000	3,531,887
BBCMS Mortgage Trust Series 2023-C22 Class B, 7.1224% 11/15/2056 (e)	3,224,000	3,444,190
BBCMS Mortgage Trust Series 2024-C26 Class B, 5.943% 5/15/2057	80,000	81,331
BBCMS Mortgage Trust Series 2025-C32 Class A5, 5.72% 2/15/2062	1,612,000	1,693,647
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.0747% 12/15/2062 (e)(h)(i)	1,105,000	5,525
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.0747% 12/15/2062 (e)(h)(i)	1,658,000	4,144
Benchmark Mortgage Trust Series 2021-B28 Class A5, 2.2237% 8/15/2054	161,000	141,662
Benchmark Mortgage Trust Series 2022-B35 Class C, 4.4423% 5/15/2055 (e)	2,257,000	1,810,048
Benchmark Mortgage Trust Series 2022-B36 Class C, 5.1185% 7/15/2055 (e)	645,000	584,285
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (h)	1,234,000	872,689
Benchmark Mortgage Trust Series 2023-B39 Class B, 6.192% 7/15/2056 (h)	1,612,000	1,613,696
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 6.3456% 11/15/2041 (d)(e)(h)	2,268,000	2,269,418
BFLD Trust Series 2025-EWEST Class E, CME Term SOFR 1 month Index + 3%, 6.6547% 6/15/2042 (d)(e)(h)	1,612,000	1,599,220
BMO Mortgage Trust Series 2023-5C1 Class AS, 7.1174% 8/15/2056 (e)	1,128,000	1,175,563
BMO Mortgage Trust Series 2023-5C2 Class AS, 7.2439% 11/15/2056 (e)	3,224,000	3,375,109
BMO Mortgage Trust Series 2023-C5 Class B, 6.481% 6/15/2056 (e)	1,531,000	1,579,643
BMO Mortgage Trust Series 2023-C7 Class AS, 6.6738% 12/15/2056 (e)	1,612,000	1,734,731
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (e)	34,000	33,162
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 5.7711% 11/5/2039 (e)(h)	1,805,000	1,850,175
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (e)(h)	1,512,000	1,505,599
BRES Commercial Mortgage Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.2955% 11/15/2042 (d)(e)(h)	3,224,000	3,200,757
BX 2019 Trust Series 2019-OC11 Class E, 3.944% 12/9/2041 (e)(h)	10,485,000	9,603,653
BX 2024 Trust Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.5441% 6/15/2041 (d)(e)(h)	4,392,591	4,326,852
BX 2024 Trust Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.5926% 6/15/2041 (d)(e)(h)	2,552,270	2,526,423
BX 2025-DIME Trust Series 2025-DIME Class E, 6.6547% 2/15/2035 (e)(h)	4,836,000	4,793,685
BX 2025-DIME Trust Series 2025-DIME Class F, CME Term SOFR 1 month Index + 3.7%, 7.3547% 2/15/2035 (d)(e)(h)	3,224,000	3,211,561
BX 2025-ROIC Trust Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.596% 3/15/2030 (d)(e)(h)	7,395,271	7,395,271
BX 2025-VLT6 Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.5944% 3/15/2042 (d)(e)(h)	4,836,000	4,768,786
BX Commercial Mortgage 2020 Trust Series 2020-VIVA Class E, 3.5488% 3/11/2044 (e)(h)	6,738,000	6,021,513
BX Commercial Mortgage 2024-KING Trust Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.3427% 5/15/2034 (d)(e)(h)	636,619	636,619
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class B, 5.4147% 11/13/2046 (e)(h)	2,111,000	2,119,383
BX Commercial Mortgage 2024-VLT5 Trust Series 2024-VLT5 Class E, 7.3467% 11/13/2046 (e)(h)	3,224,000	3,368,859
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.3449% 4/15/2040 (d)(e)(h)	5,480,652	5,480,652
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.3013% 4/15/2034 (d)(e)(h)	1,670,000	1,644,604
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 6.9885% 12/15/2038 (d)(e)(h)	2,127,204	2,126,539
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 6.7156% 10/15/2036 (d)(e)(h)	5,556,000	5,522,524
BX Commercial Mortgage Trust Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 7.3431% 3/15/2041 (d)(e)(h)	1,150,800	1,151,466
BX Commercial Mortgage Trust Series 2026-XL6 Class D, CME Term SOFR 1 month Index + 2.1%, 5.7547% 3/15/2043 (d)(e)(h)	645,000	641,775
BX Commercial Mortgage Trust Series 2026-XL6 Class E, CME Term SOFR 1 month Index + 3%, 6.6547% 3/15/2043 (d)(e)(h)	2,860,000	2,842,219
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.0645% 11/15/2038 (d)(e)(h)	3,693,897	3,677,138
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.3547% 1/15/2039 (d)(e)(h)	4,836,000	4,834,489
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.0047% 1/15/2039 (d)(e)(h)	1,999,000	1,989,280
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 7.8547% 1/15/2039 (d)(e)(h)	3,656,000	3,651,551
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 6.9537% 1/15/2039 (d)(e)(h)	1,071,524	1,068,520
BX Trust Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 7.3434% 4/15/2041 (d)(e)(h)	4,138,030	4,118,590
BX Trust Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.5949% 11/15/2041 (d)(e)(h)	1,210,421	1,211,923
BX Trust Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.5935% 11/15/2041 (d)(e)(h)	4,070,623	4,055,786
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 7.8428% 2/15/2039 (d)(e)(h)	1,288,283	1,288,008
BX Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.6047% 6/15/2040 (d)(e)(h)	1,003,955	1,003,955
BX Trust Series 2025-OMG Class E, CME Term SOFR 1 month Index + 2.95%, 6.605% 10/15/2042 (d)(e)(h)	2,902,000	2,896,486
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.255% 10/15/2042 (d)(e)(h)(i)	2,579,000	2,574,100
BX Trust Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 6.9547% 6/15/2035 (d)(e)(h)	1,451,000	1,451,015
BX Trust Series 2026-ALOHA Class E, CME Term SOFR 1 month Index + 2.95%, 6.65% 4/15/2043 (d)(e)(h)	838,000	838,000
BX Trust Series 2026-CART Class D, CME Term SOFR 1 month Index + 1.9%, 5.5547% 2/15/2036 (d)(e)(h)	645,000	638,738
BX Trust Series 2026-LP3 Class E, CME Term SOFR 1 month Index + 3.2%, 6.85% 4/15/2043 (d)(e)(h)	4,353,000	4,365,243
BX Trust Series 2026-RISE Class E, CME Term SOFR 1 month Index + 2.8%, 6.47% 4/15/2041 (d)(e)(h)	4,785,000	4,783,448
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (e)(h)	1,855,000	1,460,114
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (h)(i)	740,193	40,423
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class E, 2.5% 6/15/2055 (h)	645,000	409,182
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class B, 6.3597% 7/10/2028 (e)(h)	1,612,000	1,651,911
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class B, 6.0475% 6/12/2040 (e)(h)	1,612,000	1,634,506
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 6.0475% 6/12/2040 (e)(h)	3,144,000	3,160,184
COMM Mortgage Trust Series 2012-CR1 Class D, 5.0972% 5/15/2045 (e)(h)	365,804	340,567
COMM Mortgage Trust Series 2014-UBS2 Class D, 5.3468% 3/10/2047 (e)(h)(i)	162,063	71,546
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2793% 2/10/2048 (e)	835,000	736,779
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (e)	967,000	875,612
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (h)(i)	893,000	665,149
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (h)	893,000	797,949
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.001% 9/15/2033 (d)(e)(h)	1,375,000	84,402
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.0073% 9/15/2033 (d)(e)(h)	1,375,000	38,065
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.5432% 8/15/2041 (d)(e)(h)	3,289,000	3,260,476
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.0861% 6/15/2034 (d)(h)	2,296,000	984,837
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.0418% 1/15/2041 (e)(h)	2,837,000	2,854,473
ELP Series 2025-ELP Class E, 6.02% 11/13/2042 (e)(h)	4,825,000	4,758,490
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (e)(h)	1,612,000	1,629,763
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.0047% 10/15/2042 (d)(e)(h)	2,483,921	2,494,788
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 7.7547% 10/15/2042 (d)(e)(h)	1,863,663	1,872,981
Extended Stay America Trust Series 2026-ESH2 Class F, 7.4047% 2/15/2043 (e)(h)	6,002,743	6,032,730
Fontainebleau Miami Beach Beach Mortgage Trust Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.3047% 12/15/2039 (d)(e)(h)	1,008,000	1,017,343
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.5575% 8/10/2044 (e)(h)	2,174,842	2,118,613
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.5575% 8/10/2044 (e)(h)	881,000	691,749
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.5575% 8/10/2044 (e)(h)	2,624,000	879,187
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (h)(i)	2,546,000	7,638
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.2475% 11/10/2045 (e)(h)	464,855	446,219
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 6.552% 7/15/2035 (d)(e)(h)	1,228,000	889
GS Mortgage Securities Trust Series 2019-GSA1 Class AS, 3.3399% 11/10/2052	60,000	56,389
GS Mortgage Securities Trust Series 2024-RVR Class A, 4.8518% 8/10/2041 (e)(h)	1,386,000	1,390,812
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.111% 11/25/2041 (d)(e)(h)	1,290,000	1,288,320
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (e)(h)	6,535,000	6,446,959
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6912% 6/15/2045 (e)(h)	1,002,308	974,755
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (h)	2,641,000	2,258,024
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (h)	1,304,000	889,233
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 3.6068% 4/15/2046 (e)(i)	538,235	4,047
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (e)(h)	2,631,000	6,550
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (e)(h)	1,625,000	260,786
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (h)(i)	645,000	145,144
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (e)(h)	2,110,000	2,074,961
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (h)	2,631,236	2,560,596
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.4964% 1/15/2048 (e)(h)	773,000	683,541
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2554% 6/15/2051 (e)(h)	547,000	446,893
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.07% 8/15/2038 (d)(e)(h)	1,919,239	1,901,131
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 7.72% 8/15/2038 (d)(e)(h)	1,245,770	1,235,149
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.6547% 3/15/2042 (d)(e)(h)	1,506,213	1,502,307
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (h)	1,773,000	1,789,398
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 5.9695% 7/15/2038 (d)(e)(h)	1,026,000	1,025,359
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 7.7195% 7/15/2038 (d)(e)(h)	1,121,000	1,117,633
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 6.9139% 1/15/2039 (d)(e)(h)	1,110,400	1,110,053
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.6122% 1/15/2027 (d)(e)(h)	3,720,800	3,726,119
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.1547% 9/15/2040 (d)(e)(h)	1,693,000	1,695,102
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (h)	1,354,000	1,367,686
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (e)(h)	806,000	108,818
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.6006% 10/15/2046 (e)(h)	1,828,000	1,742,267
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7042% 5/15/2046 (e)	1,065,000	984,205
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.7922% 5/15/2046 (e)(h)	719,000	654,394
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2129% 6/15/2044 (e)(h)	430,012	425,793
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2129% 6/15/2044 (e)(h)	947,000	712,513
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.496% 6/15/2044 (e)(h)(j)	8,318,358	31,809
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.941% 7/15/2049 (e)(h)	184,196	183,000
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.941% 7/15/2049 (e)(h)(i)	1,813,000	1,785,504
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.941% 7/15/2049 (e)(h)	1,628,000	1,597,042
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.028% 5/15/2048 (e)(h)	1,674,000	1,381,217
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (h)(i)	956,000	705,073
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	797,000	757,831
Morgan Stanley Capital I Trust Series 2020-L4 Class C, 3.536% 2/15/2053	891,000	777,874
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (h)	2,781,539	2,901,891
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (e)(h)	4,375,000	4,215,866
MSJP Series 2015-HAUL Class E, 4.8542% 9/5/2047 (e)(h)	484,000	409,710
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	4,469,000	4,663,519
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.9055% 5/15/2056 (e)	1,209,000	1,262,939
MSWF Commercial Mortgage Trust Series 2023-2 Class AS, 6.491% 12/15/2056	3,224,000	3,459,826
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8731% 12/15/2056 (e)	3,224,000	3,461,329
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (e)(h)	1,612,000	1,618,565
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (e)(h)	6,047,000	6,032,172
NYC Commercial Mortgage Trust Series 2025-77C Class B, 4.984% 1/10/2036 (e)(h)	737,000	731,844
NYC Commercial Mortgage Trust Series 2025-77C Class E, 6.2628% 1/10/2036 (e)(h)	1,480,000	1,462,505
PCY Series 2026-FCMT Class B, 5.3466% 4/5/2041 (e)(h)	322,000	322,056
PCY Series 2026-FCMT Class C, 5.6846% 4/5/2041 (e)(h)	2,096,000	2,100,759
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 6.3695% 7/15/2038 (d)(e)(h)(i)	161,000	54,973
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.1195% 7/15/2038 (d)(e)(h)	1,916,000	357,244
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (h)	4,472,000	3,836,529
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (e)(h)	3,869,000	3,862,228
PRM5 Trust Series 2025-PRM5 Class E, 6.4099% 3/10/2033 (e)(h)	3,224,000	3,221,786
Prm7 Trust Series 2025-PRM7 Class B, 4.8075% 11/10/2042 (e)(h)	1,290,000	1,259,780
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (h)	491,737	498,783
Ride Series 2025-SHRE Class E, 7.2881% 2/14/2047 (e)(h)	3,734,000	3,808,697
Rocket Mortgage Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (h)	4,311,000	4,511,587
SCG Trust Series 2025-SNIP Class E, 7.0547% 9/15/2042 (e)(h)	967,000	969,418
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 6.595% 11/15/2034 (d)(e)(h)	1,263,500	1,263,497
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 7.8432% 11/15/2034 (d)(e)(h)	1,477,700	1,472,629
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (e)(h)	1,612,000	1,461,592
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.2547% 10/15/2041 (d)(e)(h)	3,023,000	3,032,447
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.005% 1/15/2039 (d)(e)(h)	4,712,000	4,617,760
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 7.685% 11/15/2036 (d)(e)(h)	3,505,000	3,493,761
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.672% 11/15/2036 (d)(e)(h)	1,607,000	1,604,991
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.32% 11/15/2036 (d)(e)(h)	4,927,000	4,920,842
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 7.969% 11/15/2036 (d)(e)(h)	2,959,000	2,955,301
SUMIT Mortgage Trust Series 2022-BVUE Class D, 2.9889% 2/12/2041 (e)(h)	1,935,000	1,701,994
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/2041 (e)(h)	1,035,000	829,674
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 7.8936% 2/15/2042 (d)(e)(h)	6,255,000	6,195,474
Texas Coml Mortgage Trust Series 2025-TWR Class D, CME Term SOFR 1 month Index + 3.0906%, 6.7453% 4/15/2042 (d)(e)(h)	484,000	483,416
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (e)(h)	1,515,129	1,439,343
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (e)(h)(i)	716,000	207,637
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 7.6695% 7/15/2039 (d)(e)(h)	2,155,000	1,873,949
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 8.7695% 7/15/2039 (d)(e)(h)	258,000	214,032
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 5.449% 7/13/2044 (e)(h)	2,257,000	2,272,334
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 5.811% 7/13/2044 (e)(h)	1,612,000	1,628,683
Wells Fargo Commercial Mortgage Trust Series 2019-C49 Class B, 4.546% 3/15/2052	96,000	92,752
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	285,000	242,736
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class D, 6.2613% 7/15/2035 (e)(h)	1,693,000	1,703,876
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class B, 6.541% 1/15/2058 (e)	15,000	15,531
Wells Fargo Commercial Mortgage Trust Series 2025-C64 Class B, 6.044% 2/15/2058	100,000	101,947
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class B, 5.967% 10/15/2058	2,257,000	2,298,073
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.4642% 3/15/2044 (e)(h)	162,388	58,458
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2963% 3/15/2045 (e)(h)	1,524,000	1,089,675
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 4.0879% 5/15/2045 (e)(h)	941,170	888,239
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (e)(h)	3,224,000	3,309,594
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (e)(h)	2,168,000	1,084,044
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (e)(h)(i)	819,000	180,196
TOTAL UNITED STATES		366,422,638
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $366,768,352)		366,422,638

Common Stocks - 24.1%
	Shares	Value ($)
UNITED STATES - 24.1%
Financials - 0.6%
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Dynex Capital Inc	369,735	5,035,791
MFA Financial Inc	366,226	3,753,817
Rithm Capital Corp	124,487	1,217,483
Rithm Property Trust Inc	68,529	997,096
TOTAL FINANCIALS		11,004,187
Industrials - 0.0%
Construction & Engineering - 0.0%
WillScot Holdings Corp	18,991	429,956
Real Estate - 23.5%
Health Care REITs - 3.0%
CareTrust REIT Inc	91,915	3,626,047
Sabra Health Care REIT Inc	334,037	6,901,204
Ventas Inc	187,080	16,436,849
Welltower Inc	148,506	32,276,294
		59,240,394
Industrial REITs - 2.9%
Americold Realty Trust Inc	256,842	3,141,178
EastGroup Properties Inc	16,109	3,241,131
First Industrial Realty Trust Inc	89,326	5,539,105
LXP Industrial Trust	175,862	8,954,893
Prologis Inc	225,859	32,076,495
Rexford Industrial Realty Inc	81,523	2,925,860
Terreno Realty Corp	20,213	1,317,888
		57,196,550
Office REITs - 0.4%
Easterly Government Properties Inc	60,140	1,407,877
Postal Realty Trust Inc Class A	283,536	6,203,768
		7,611,645
Real Estate Management & Development - 0.1%
Compass Inc Class A (b)	82,185	622,140
Zillow Group Inc Class C (b)	42,027	1,865,999
		2,488,139
Residential REITs - 6.4%
American Homes 4 Rent Class A	155,123	4,939,116
AvalonBay Communities Inc	60,804	11,127,132
Elme Communities	215,618	467,891
Equity LifeStyle Properties Inc	385,865	24,421,396
Equity Residential	188,880	12,348,974
Essex Property Trust Inc	25,201	6,633,155
Invitation Homes Inc	938,939	27,013,276
Mid-America Apartment Communities Inc	4,516	583,377
Sun Communities Inc	88,455	11,308,087
UDR Inc	503,141	18,284,144
UMH Properties Inc	484,134	7,528,284
		124,654,832
Retail REITs - 2.6%
Acadia Realty Trust	90,480	1,956,178
Brixmor Property Group Inc	35,968	1,082,277
Curbline Properties Corp	44,471	1,227,400
Federal Realty Investment Trust	44,437	4,928,063
InvenTrust Properties Corp	116,082	3,728,554
Kimco Realty Corp	308,931	7,303,129
Kite Realty Group Trust	349,980	9,155,477
Macerich Co/The	115,827	2,516,921
NNN REIT Inc	159,027	6,963,792
Realty Income Corp	70,813	4,549,027
Simon Property Group Inc	35,177	7,165,907
SITE Centers Corp	95,584	524,755
		51,101,480
Specialized REITs - 8.1%
American Tower Corp	231,577	42,311,434
Crown Castle Inc	61,839	5,490,066
CubeSmart	55,484	2,245,992
Digital Realty Trust Inc	71,970	14,461,652
Equinix Inc	39,601	42,881,151
Extra Space Storage Inc	43,776	6,274,414
Gaming and Leisure Properties Inc	161,740	7,837,920
Lamar Advertising Co Class A	46,156	6,362,143
Public Storage	31,960	9,666,302
SBA Communications Corp Class A	16,431	3,634,537
VICI Properties Inc	515,264	15,045,709
Weyerhaeuser Co	47,607	1,167,324
		157,378,644
TOTAL REAL ESTATE		459,671,684
TOTAL UNITED STATES		471,105,827
TOTAL COMMON STOCKS (Cost $467,282,261)		471,105,827

Convertible Preferred Stocks - 3.3%
	Shares	Value ($)
UNITED STATES - 3.3%
Financials - 3.0%
Mortgage Real Estate Investment Trusts (REITs) - 3.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.5936%, 0% (d)(e)	217,302	5,432,550
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (d)(e)	300,643	7,483,004
AGNC Investment Corp CME Term SOFR 3 month Index + 5.2546%, 0% (d)(e)	371,439	9,464,266
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (d)(e)	62,965	1,612,533
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (d)(e)	202,030	4,945,694
Chimera Investment Corp Series C, CME Term SOFR 3 month Index + 4.743%, 7.75% (d)(e)	249,452	5,709,957
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (d)(e)	97,032	2,504,396
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (d)(e)	330,337	8,278,245
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (d)(e)	330,140	8,451,584
Rithm Capital Corp CME Term SOFR 3 month Index + 6.0636%, 7.5% (d)(e)	110,497	2,847,508
TOTAL FINANCIALS		56,729,737
Real Estate - 0.3%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	10,184	256,128
Industrial REITs - 0.3%
LXP Industrial Trust 6.5%	141,898	6,507,442
TOTAL REAL ESTATE		6,763,570
TOTAL UNITED STATES		63,493,307
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $63,359,214)		63,493,307

Non-Convertible Corporate Bonds - 37.0%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (h)	3,225,000	3,440,233
UNITED STATES - 36.8%
Communication Services - 1.3%
Diversified Telecommunication Services - 1.2%
APLD ComputeCo 2 LLC 6.75% 3/15/2031 (h)	3,005,000	2,975,116
Cipher Compute LLC 7.125% 11/15/2030 (h)	1,175,000	1,217,898
Flash Compute LLC 7.25% 12/31/2030 (h)	3,035,000	3,095,913
Hut 8 DC LLC 6.192% 11/15/2042 (h)	3,045,000	3,070,202
Meridian Arc Holdco LLC 6.25% 4/30/2031 (h)	4,565,000	4,563,961
RD Michigan Property Owner I LLC 7.5% 3/30/2045 (h)	2,945,000	2,944,408
Uniti Services LLC 7.5% 10/15/2033 (h)	1,610,000	1,695,098
WULF Compute LLC 7.75% 10/15/2030 (h)	3,575,000	3,757,308
		23,319,904
Media - 0.1%
Lamar Media Corp 3.75% 2/15/2028	645,000	632,476
Lamar Media Corp 4% 2/15/2030	1,895,000	1,817,052
		2,449,528
TOTAL COMMUNICATION SERVICES		25,769,432
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 1.9%
Choice Hotels International Inc 5.85% 8/1/2034	2,255,000	2,279,738
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (h)	5,780,000	5,291,494
Hilton Domestic Operating Co Inc 4% 5/1/2031 (h)	3,870,000	3,664,970
Hilton Domestic Operating Co Inc 5.5% 3/31/2034 (h)	3,020,000	2,997,681
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (h)	4,035,000	4,062,095
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (h)	2,515,000	2,546,634
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (h)	5,890,000	5,450,703
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	965,000	962,642
Hyatt Hotels Corp 5.5% 6/30/2034	1,610,000	1,636,065
Las Vegas Sands Corp 6% 6/14/2030	3,225,000	3,325,194
Marriott Ownership Resorts Inc 4.5% 6/15/2029 (h)	5,145,000	4,919,843
Times Square Hotel Trust 8.528% 8/1/2026 (h)	116,181	116,285
		37,253,344
Household Durables - 1.1%
Century Communities Inc 3.875% 8/15/2029 (h)	4,195,000	3,972,566
Century Communities Inc 6.625% 9/15/2033 (h)	3,130,000	3,114,284
LGI Homes Inc 4% 7/15/2029 (h)	4,290,000	3,891,465
LGI Homes Inc 7% 11/15/2032 (h)	1,260,000	1,207,538
M/I Homes Inc 3.95% 2/15/2030	5,505,000	5,232,811
Tri Pointe Homes Inc 5.25% 6/1/2027	3,695,000	3,689,134
		21,107,798
TOTAL CONSUMER DISCRETIONARY		58,361,142
Financials - 0.1%
Financial Services - 0.1%
Rexford Industrial Realty LP 2.15% 9/1/2031	1,610,000	1,395,372
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Sabra Health Care LP 3.2% 12/1/2031	4,515,000	4,081,811
Sabra Health Care LP 3.9% 10/15/2029	370,000	359,573
TOTAL HEALTH CARE		4,441,384
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Williams Scotsman Inc 6.625% 4/15/2030 (h)	1,125,000	1,158,661
Williams Scotsman Inc 6.625% 6/15/2029 (h)	1,610,000	1,652,540
TOTAL INDUSTRIALS		2,811,201
Information Technology - 0.2%
IT Services - 0.2%
Beignet Investor LLC 6.581% 5/30/2049 (h)	3,045,000	3,144,697
Real Estate - 31.9%
Diversified REITs - 5.8%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	1,610,000	1,642,467
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (h)	1,635,000	1,598,141
Global Net Lease Inc 4.5% 9/30/2028 (h)	4,320,000	4,216,607
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	965,000	927,416
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	645,000	611,354
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	3,275,000	3,220,979
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	6,190,000	6,239,390
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	5,480,000	5,453,356
GLP Capital LP / GLP Financing II Inc 5.75% 11/1/2037	2,145,000	2,099,863
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	7,095,000	6,987,302
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	6,285,000	6,671,452
Safehold GL Holdings LLC 2.8% 6/15/2031	2,255,000	2,042,532
Safehold GL Holdings LLC 2.85% 1/15/2032	5,885,000	5,267,162
Safehold GL Holdings LLC 6.1% 4/1/2034	7,225,000	7,601,254
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (h)	5,815,000	5,618,749
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (h)	4,075,000	4,003,752
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (h)	8,460,000	8,322,833
VICI Properties LP 5.125% 5/15/2032	9,350,000	9,269,604
VICI Properties LP 5.625% 4/1/2035	6,450,000	6,470,362
VICI Properties LP 5.625% 5/15/2052	7,845,000	7,130,521
VICI Properties LP 5.75% 4/1/2034	185,000	187,819
VICI Properties LP 6.125% 4/1/2054	7,585,000	7,349,034
WP Carey Inc 2.25% 4/1/2033	1,610,000	1,343,788
WP Carey Inc 2.45% 2/1/2032	645,000	566,046
WP Carey Inc 3.85% 7/15/2029	1,015,000	992,095
WP Carey Inc 5.375% 6/30/2034	2,255,000	2,272,380
XHR LP 4.875% 6/1/2029 (h)	3,225,000	3,165,364
		111,271,622
Health Care REITs - 2.6%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (h)	7,050,000	6,868,478
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	5,160,000	3,698,573
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	6,395,000	5,291,759
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	3,870,000	3,773,235
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (h)	2,025,000	2,103,770
Omega Healthcare Investors Inc 3.25% 4/15/2033	5,805,000	5,137,822
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,610,000	1,494,559
Omega Healthcare Investors Inc 4.75% 1/15/2028	75,000	75,051
Ventas Realty LP 2.5% 9/1/2031	485,000	432,260
Ventas Realty LP 4.375% 2/1/2045	965,000	799,151
Ventas Realty LP 4.4% 1/15/2029	3,225,000	3,207,342
Ventas Realty LP 5% 1/15/2035	1,610,000	1,584,756
Ventas Realty LP 5% 2/15/2036	7,610,000	7,461,868
Ventas Realty LP 5.625% 7/1/2034	1,610,000	1,656,604
Ventas Realty LP 5.7% 9/30/2043	965,000	949,522
Welltower OP LLC 4.125% 3/15/2029	965,000	958,682
Welltower OP LLC 5.125% 7/1/2035	6,035,000	6,050,981
		51,544,413
Hotel & Resort REITs - 0.5%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (h)	2,255,000	2,193,534
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (h)	1,005,000	1,026,038
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (h)	2,580,000	2,647,369
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (h)	1,795,000	1,848,873
RLJ Lodging Trust LP 3.75% 7/1/2026 (h)	1,290,000	1,286,942
RLJ Lodging Trust LP 4% 9/15/2029 (h)	1,560,000	1,474,040
		10,476,796
Industrial REITs - 1.3%
Lineage OP LP 5.25% 7/15/2030	3,385,000	3,383,726
LXP Industrial Trust 2.375% 10/1/2031	2,420,000	2,107,161
LXP Industrial Trust 2.7% 9/15/2030	1,425,000	1,300,679
LXP Industrial Trust 6.75% 11/15/2028	80,000	83,623
Prologis LP 5% 1/31/2035	1,610,000	1,604,719
Prologis LP 5% 3/15/2034	5,020,000	5,022,816
Prologis LP 5.125% 1/15/2034	1,610,000	1,625,803
Prologis LP 5.25% 3/15/2054	2,580,000	2,400,757
Prologis LP 5.25% 5/15/2035	3,780,000	3,832,504
Prologis LP 5.25% 6/15/2053	5,000,000	4,659,499
		26,021,287
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	2,580,000	2,385,148
Boston Properties LP 6.75% 12/1/2027	10,000	10,324
Hudson Pacific Properties LP 4.65% 4/1/2029	1,935,000	1,731,641
		4,127,113
Real Estate Management & Development - 3.9%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	7,865,000	7,564,687
Americold Realty Operating Partnership LP 5.6% 5/15/2032	3,275,000	3,264,089
CBRE Services Inc 5.1% 6/15/2030	50,000	50,172
CBRE Services Inc 5.5% 6/15/2035	1,610,000	1,632,575
CBRE Services Inc 5.95% 8/15/2034	5,400,000	5,635,398
CoStar Group Inc 2.8% 7/15/2030 (h)	645,000	585,655
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (h)	3,600,000	3,600,299
Essex Portfolio LP 2.55% 6/15/2031	645,000	578,890
Essex Portfolio LP 2.65% 3/15/2032	965,000	852,954
Essex Portfolio LP 4.5% 3/15/2048	1,220,000	995,389
Essex Portfolio LP 4.875% 2/15/2036	3,045,000	2,944,741
Essex Portfolio LP 5.5% 4/1/2034	7,120,000	7,263,670
Extra Space Storage LP 2.35% 3/15/2032	3,870,000	3,349,771
Extra Space Storage LP 2.55% 6/1/2031	645,000	579,174
Extra Space Storage LP 5.35% 1/15/2035	5,695,000	5,725,139
Extra Space Storage LP 5.4% 2/1/2034	4,835,000	4,878,053
Extra Space Storage LP 5.4% 6/15/2035	7,790,000	7,839,774
Extra Space Storage LP 5.5% 7/1/2030	1,610,000	1,651,819
Extra Space Storage LP 5.9% 1/15/2031	2,950,000	3,072,422
Forestar Group Inc 5% 3/1/2028 (h)	1,610,000	1,597,502
Kennedy-Wilson Inc 4.75% 2/1/2030	2,620,000	2,577,242
Kennedy-Wilson Inc 4.75% 3/1/2029	3,895,000	3,852,392
Kennedy-Wilson Inc 5% 3/1/2031	2,245,000	2,235,952
Tanger Properties LP 2.75% 9/1/2031	1,610,000	1,440,560
Taylor Morrison Communities Inc 5.125% 8/1/2030 (h)	1,520,000	1,513,852
Taylor Morrison Communities Inc 5.75% 11/15/2032 (h)	1,520,000	1,536,235
		76,818,406
Residential REITs - 3.6%
American Homes 4 Rent LP 2.375% 7/15/2031	2,900,000	2,559,700
American Homes 4 Rent LP 3.375% 7/15/2051	780,000	509,256
American Homes 4 Rent LP 3.625% 4/15/2032	8,705,000	8,109,942
American Homes 4 Rent LP 4.3% 4/15/2052	2,740,000	2,104,005
American Homes 4 Rent LP 4.9% 2/15/2029	4,190,000	4,215,362
American Homes 4 Rent LP 4.95% 6/15/2030	15,000	15,091
American Homes 4 Rent LP 5.25% 3/15/2035	3,225,000	3,192,484
American Homes 4 Rent LP 5.5% 2/1/2034	8,060,000	8,172,941
American Homes 4 Rent LP 5.5% 7/15/2034	15,000	15,072
ERP Operating LP 4.65% 9/15/2034	1,610,000	1,571,533
Invitation Homes Operating Partnership LP 2% 8/15/2031	75,000	64,458
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	11,285,000	10,728,521
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	1,610,000	1,553,668
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	10,640,000	10,777,884
Sun Communities Operating LP 2.7% 7/15/2031	5,805,000	5,228,339
Sun Communities Operating LP 4.2% 4/15/2032	5,945,000	5,711,442
UDR Inc 3% 8/15/2031	485,000	446,022
UDR Inc 5.125% 9/1/2034	4,835,000	4,809,369
		69,785,089
Retail REITs - 5.4%
Agree LP 2.6% 6/15/2033	1,965,000	1,672,145
Agree LP 2.9% 10/1/2030	485,000	450,314
Agree LP 4.8% 10/1/2032	415,000	409,638
Agree LP 5.625% 6/15/2034	2,375,000	2,433,300
Brixmor Operating Partnership LP 2.5% 8/16/2031	2,900,000	2,588,994
Brixmor Operating Partnership LP 4.05% 7/1/2030	1,290,000	1,257,572
Brixmor Operating Partnership LP 4.125% 5/15/2029	605,000	597,525
Brixmor Operating Partnership LP 4.85% 2/15/2033	15,000	14,763
Brixmor Operating Partnership LP 5.5% 2/15/2034	3,225,000	3,281,182
Kimco Realty OP LLC 4.6% 2/1/2033	2,900,000	2,863,095
Kimco Realty OP LLC 5.3% 2/1/2036	3,045,000	3,084,348
Kimco Realty OP LLC 6.4% 3/1/2034	1,105,000	1,200,931
Kite Realty Group LP 5.2% 8/15/2032	5,805,000	5,856,197
Kite Realty Group LP 5.5% 3/1/2034	4,515,000	4,570,971
NNN REIT Inc 3.5% 4/15/2051	3,870,000	2,668,692
NNN REIT Inc 5.5% 6/15/2034	7,450,000	7,573,109
NNN REIT Inc 5.6% 10/15/2033	1,510,000	1,548,565
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	5,320,000	4,738,852
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	7,905,000	7,674,084
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	3,225,000	3,275,668
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	6,935,000	7,145,832
Realty Income Corp 3.4% 1/15/2030	2,255,000	2,167,705
Realty Income Corp 4% 7/15/2029	965,000	953,098
Realty Income Corp 5.125% 2/15/2034	1,130,000	1,138,526
Realty Income Corp 5.125% 4/15/2035	7,790,000	7,804,893
Regency Centers LP 5.25% 1/15/2034	1,610,000	1,629,047
Simon Property Group LP 3.25% 9/13/2049	1,520,000	1,030,826
Simon Property Group LP 4.75% 9/26/2034	5,880,000	5,752,065
Simon Property Group LP 5.125% 10/1/2035	7,775,000	7,769,632
Simon Property Group LP 5.85% 3/8/2053	6,125,000	6,114,696
Simon Property Group LP 6.25% 1/15/2034	1,610,000	1,734,969
Simon Property Group LP 6.65% 1/15/2054	4,835,000	5,350,687
		106,351,921
Specialized REITs - 8.6%
American Tower Corp 2.7% 4/15/2031	645,000	586,550
American Tower Corp 3.7% 10/15/2049	50,000	36,131
American Tower Corp 3.8% 8/15/2029	7,415,000	7,249,626
American Tower Corp 4.05% 3/15/2032	7,095,000	6,828,363
American Tower Corp 5.4% 1/31/2035	4,835,000	4,896,253
American Tower Corp 5.45% 2/15/2034	9,350,000	9,536,194
American Tower Corp 5.55% 7/15/2033	5,935,000	6,113,355
American Tower Corp 5.65% 3/15/2033	6,450,000	6,690,106
American Tower Corp 5.9% 11/15/2033	2,580,000	2,705,813
Crown Castle Inc 2.1% 4/1/2031	2,900,000	2,542,114
Crown Castle Inc 2.25% 1/15/2031	4,515,000	4,002,883
Crown Castle Inc 2.5% 7/15/2031	1,610,000	1,426,430
Crown Castle Inc 2.9% 4/1/2041	10,350,000	7,425,633
Crown Castle Inc 3.8% 2/15/2028	645,000	636,163
Crown Castle Inc 4.75% 5/15/2047	1,610,000	1,338,571
Crown Castle Inc 5% 1/11/2028	965,000	972,426
Crown Castle Inc 5.1% 5/1/2033	9,675,000	9,595,663
Crown Castle Inc 5.2% 2/15/2049	4,835,000	4,243,435
Crown Castle Inc 5.2% 9/1/2034	9,750,000	9,699,363
Crown Castle Inc 5.6% 6/1/2029	1,610,000	1,650,413
Crown Castle Inc 5.8% 3/1/2034	11,605,000	11,934,490
CubeSmart LP 2.5% 2/15/2032	3,225,000	2,833,448
CubeSmart LP 4.375% 2/15/2029	3,870,000	3,846,215
CubeSmart LP 5.125% 11/1/2035	3,225,000	3,189,132
EPR Properties 3.6% 11/15/2031	645,000	592,065
EPR Properties 4.95% 4/15/2028	2,580,000	2,580,493
Equinix Inc 3% 7/15/2050	5,065,000	3,174,375
Equinix Inc 3.2% 11/18/2029	3,225,000	3,077,640
Equinix Inc 3.9% 4/15/2032	9,030,000	8,568,263
Iron Mountain Inc 4.5% 2/15/2031 (h)	1,525,000	1,465,487
Iron Mountain Inc 4.875% 9/15/2027 (h)	965,000	962,844
Iron Mountain Inc 5.25% 7/15/2030 (h)	1,610,000	1,593,339
Iron Mountain Inc 6.25% 1/15/2033 (h)	6,895,000	7,001,783
Millrose Properties Inc 6.25% 9/15/2032 (h)	3,130,000	3,143,714
Millrose Properties Inc 6.375% 8/1/2030 (h)	3,040,000	3,078,802
Public Storage Operating Co 5.1% 8/1/2033	1,610,000	1,639,517
Public Storage Operating Co 5.35% 8/1/2053	4,875,000	4,599,439
SBA Communications Corp 3.125% 2/1/2029	8,060,000	7,758,975
SBA Communications Corp 3.875% 2/15/2027	6,450,000	6,410,009
		165,625,515
TOTAL REAL ESTATE		622,022,162
TOTAL UNITED STATES		717,945,390
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $723,043,740)		721,385,623

Non-Convertible Preferred Stocks - 7.9%
	Shares	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 5 year U.S. Treasury Index + 3.14%, 5.9491% Series 1 (d)(e)	160,654	4,016,350
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (d)(e)	35,918	883,583

TOTAL CANADA		4,899,933
UNITED STATES - 7.7%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/MA 9.5% Series B	21,860	566,283
Financials - 2.9%
Capital Markets - 0.2%
DigitalBridge Group Inc 7.125% Series J	94,309	1,634,847
DigitalBridge Group Inc Series H, 7.125%	47,853	829,292
DigitalBridge Group Inc Series I, 7.15%	45,998	792,546
		3,256,685
Mortgage Real Estate Investment Trusts (REITs) - 2.7%
AGNC Investment Corp 7.75% Series G (e)	103,175	2,579,375
AGNC Investment Corp CME Term SOFR 3 month Index + 5.3726%, 10.3713% (d)(e)	210,606	5,437,847
AGNC Investment Corp Series H, 8.75%	96,726	2,468,447
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (d)(e)	344,861	8,656,011
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (d)(e)	443,149	11,499,717
Arbor Realty Trust Inc Series D 6.375%	40,657	690,356
Arbor Realty Trust Inc Series F, 6.25% (e)	144,295	3,366,402
MFA Financial Inc 7.5%	68,202	1,421,330
MFA Financial Inc CME Term SOFR 3 month Index + 5.6066%, 0% (d)(e)	254,245	6,053,573
Pennymac Mortgage Investment Trust 6.75%	70,191	1,286,601
Pennymac Mortgage Investment Trust 8.125% (e)	62,809	1,493,786
Pennymac Mortgage Investment Trust Series B 3 month U.S. Treasury Index + 8%, 0% (d)(e)	99,639	2,371,409
Rithm Capital Corp 7% Series D (e)	48,750	1,226,062
Two Harbors Investment Corp 7.625% Series B (e)	106,984	2,652,134
Two Harbors Investment Corp 8.125% Series A (e)	60,325	1,489,424
		52,692,474
TOTAL FINANCIALS		55,949,159
Real Estate - 4.8%
Diversified REITs - 1.0%
Armada Hoffler Properties Inc Series A 6.75%	82,233	1,760,609
CTO Realty Growth Inc 6.375%	38,690	802,430
Gladstone Commercial Corp Series E 6.625%	50,838	1,131,146
Gladstone Commercial Corp Series G, 6%	126,066	2,527,623
Global Net Lease Inc 6.875% Series B	94,792	2,056,986
Global Net Lease Inc 7.25% Series A	164,886	3,726,424
Global Net Lease Inc 7.375% Series E	122,468	2,802,068
Global Net Lease Inc 7.5%	233,411	5,433,808
		20,241,094
Health Care REITs - 0.3%
Global Medical REIT Inc 7.5% Series A	48,636	1,177,477
National Healthcare Properties Inc Series A, 7.375%	117,619	2,448,828
National Healthcare Properties Inc Series B, 7.125%	61,260	1,255,830
		4,882,135
Hotel & Resort REITs - 1.1%
Braemar Hotels & Resorts Inc 8.25% Series D	24,537	404,861
Pebblebrook Hotel Trust 6.3% Series F	91,025	1,809,577
Pebblebrook Hotel Trust 6.375%	214,990	4,304,100
Pebblebrook Hotel Trust 6.375% Series E	120,261	2,391,390
Pebblebrook Hotel Trust Series H, 5.7%	231,900	4,151,010
Summit Hotel Properties Inc Series E, 6.25%	147,880	2,715,077
Summit Hotel Properties Inc Series F, 5.875%	121,553	2,113,806
Sunstone Hotel Investors Inc Series H, 6.125%	58,036	1,207,149
Sunstone Hotel Investors Inc Series I, 5.7%	77,381	1,558,701
		20,655,671
Industrial REITs - 0.2%
Prologis Inc Series Q, 8.54%	30,113	1,599,000
Rexford Industrial Realty Inc 5.625% Series C	102,377	2,139,679
Rexford Industrial Realty Inc 5.875% Series B	47,847	1,035,888
		4,774,567
Office REITs - 0.5%
Hudson Pacific Properties Inc 4.75% Series C	222,105	3,160,554
SL Green Realty Corp Series I, 6.5%	600	12,804
Vornado Realty Trust 4.45% Series O	800	12,016
Vornado Realty Trust 5.25% Series M	120,152	2,084,637
Vornado Realty Trust Series L, 5.4%	141,547	2,491,228
Vornado Realty Trust Series N 5.25%	102,193	1,747,500
		9,508,739
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	13,864	193,957
Brookfield Property Partners LP 6.5%	11,003	177,478
Seritage Growth Properties Series A, 7%	29,658	630,233
		1,001,668
Residential REITs - 0.6%
American Homes 4 Rent 5.875% Series G	142,367	3,240,273
American Homes 4 Rent Series H, 6.25%	133,244	3,158,549
UMH Properties Inc 6.375% Series D	273,432	5,997,731
		12,396,553
Retail REITs - 0.3%
Agree Realty Corp 4.25%	83,765	1,434,894
Cedar Realty Trust Inc 7.25%	10,136	214,909
Federal Realty Investment Trust 5% Series C	320	6,239
Kimco Realty Corp 5.125%	17,069	339,332
Kimco Realty Corp Series M 5.25%	50,226	1,012,556
Regency Centers Corp 5.875%	22,320	500,861
Regency Centers Corp 6.25% Series A	91,235	2,102,967
Saul Centers Inc 6% Series E	24,775	546,537
Saul Centers Inc 6.125% Series D	18,628	378,148
		6,536,443
Specialized REITs - 0.7%
Digital Realty Trust Inc 5.25%	26,662	544,971
Digital Realty Trust Inc Series K 5.85%	14,555	333,310
Digital Realty Trust Inc Series L, 5.2%	58,356	1,168,287
EPR Properties 5.75%	16,741	331,807
Gladstone Land Corp 6% Series C	620	12,814
National Storage Affiliates Trust Series A, 6%	176,162	4,067,581
Public Storage 3.875%	410	6,228
Public Storage 4%	123,082	1,961,927
Public Storage 4%	31,119	489,813
Public Storage Operating Co 5.05% Series G	41,218	839,198
Public Storage Operating Co 5.15% Series F	9,238	190,026
Public Storage Series H, 5.6%	840	18,858
Public Storage Series I, 4.875%	970	18,653
Public Storage Series J, 4.7%	15,555	288,856
Public Storage Series K, 4.75%	330	6,168
Public Storage Series L, 4.625%	103,866	1,908,018
Public Storage Series MM, 4.125%	9,798	158,679
Public Storage Series S, 4.1%	33,012	534,029
		12,879,223
TOTAL REAL ESTATE		92,876,093
TOTAL UNITED STATES		149,391,535
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $153,870,217)		154,291,468

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (e)(g) (Cost $2,051,828)	1,935,000	2,050,150

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k) (Cost $106,227,026)	3.69	106,205,785	106,227,026

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $1,939,812,994)	1,942,182,879
NET OTHER ASSETS (LIABILITIES) - 0.5%	10,640,911
NET ASSETS - 100.0%	1,952,823,790

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Non-income producing - Security is in default.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $486,162,887 or 24.9% of net assets.

(i)	Level 3 security.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	111,714,745	5,487,719	22,081	-	-	106,227,026	106,205,785	0.2%
Total	-	111,714,745	5,487,719	22,081	-	-	106,227,026

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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